Significant Accounting Policies	6 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:	SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies applied in the financial statements of the Company as of December 31, 2018, are applied consistently in these financial statements, except for the effect of adoption of new accounting standards updates as described below:

Recently issued accounting pronouncements

Accounting Standards Update 2016-02, "Leases (Topic 842): Section A – Leases: Amendments to the FASB Accounting Standards Codification; Section B – Conforming Amendments Related to Leases: Amendments to the FASB Accounting Standards Codification; Section C – Background Information and Basis for Conclusions"

Commencing January 1, 2019, the Company adopted ASC Update (ASU) No. 2016-02, Leases (Topic 842).

Under the new guidance, lessees are required to recognize the following for all leases (with the exception of short-term leases) at the commencement date: 1. A lease liability, which is a lessee's obligation to make lease payments arising from a lease, measured on a discounted basis; and, 2. A right-of-use asset, which is an asset that represents the lessee's right to use, or control the use of, a specified asset for the lease term.

Under the new guidance, lessor accounting remained largely unchanged. Certain changes were made to align, where necessary, lessor's accounting with the lessee's accounting model and Topic 606, Revenue from Contracts with Customers. The new lease guidance simplified the accounting for sale and leaseback transactions primarily because lessees must recognize lease assets and lease liabilities. Lessees will no longer be provided with a source of off-balance sheet financing.

In July 2018, the FASB issued amendments in ASU 2018-11, which provide a transition election to not restate comparative periods for the effects of applying the new standard. This transition election permits entities to change the date of initial application to the beginning of the earliest comparative period presented, or retrospectively at the beginning of the period of adoption through a cumulative-effect adjustment.

The new standard provides a number of optional practical expedients in transition some of which, if elected, are required to be applied as a package (package of practical expedients) while other expedients can be applied on a stand-alone basis. Such package permits the Company not to reassess its prior conclusions regarding lease identification, lease classification and initial direct costs under the new standard.

For public business entities ASU 2016-02 became effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years (i.e., January 1, 2019, for a calendar year Company).

The Company adopted the new standard on January 1, 2019 and used its effective date as the date of initial application. Consequently, the effect of the adoption was reflected through a cumulative-effect adjustment, and financial information for comparative periods was not required to be updated.

The Company elected the package of practical expedients permitted under the transition guidance, which allowed the Company to carryforward its historical lease classification, its assessment on whether a contract was or contains a lease, and its initial direct costs for any leases that existed prior to January 1, 2019. The Company also elected to keep leases with an initial term of 12 months or less off the balance sheet and recognize the associated lease payments in the consolidated statements of operations.

Following adoption of the new standard, the Company recognized additional operating lease liabilities for its operating leases of facilities and motor vehicles in an estimated amount of $879, with corresponding right-of-use assets of approximately the same amount based on the present value of the remaining minimum rental payments under current leasing standards for existing operating leases. The adoption did not impact the Company's beginning retained earnings, or prior year condensed consolidated statements of comprehensive loss and condensed consolidated statements of cash flows.

Under the new standard, the Company determines if an arrangement is a lease at inception. Right of use of assets and liabilities are recognized at commencement date based on the present value of remaining lease payments over the lease term. For this purpose, the Company considers only payments that are fixed and determinable at the time of commencement. As most of the Company's leases do not provide an implicit rate, the Company used its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company's incremental borrowing rate is a hypothetical rate based on the Company's understanding of what its credit rating would be. The Company's lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise such options.

Rate based on the information available at commencement date in determining the present value of lease payments. The Company's incremental borrowing rate is a hypothetical rate based on the Company's understanding of what its credit rating would be. The Company's lease terms may include options to extend or terminate the lease when it is reasonably certain that it will exercise such options.

Operating leases are included in operating lease right-of-use assets, operating lease liabilities, current and non-current operating lease liabilities, on the condensed consolidated balance sheets.

The components of lease costs, lease terms and discount rate are as follows:

Six Months Period Ended June 30, 2019
Operating lease costs :
Vehicles	142
Facilities rent	119
Total operating lease cost	$261

Remaining Lease Term
Vehicles	0.8-2.11 years
Facilities rent	1.8-3.8 years

Weighted Average Discount Rate
Vehicles	3.36%
Facilities rent	3.36%

Future lease payments are:
The remainder of 2019	265
2020	472
2021	222
2022	19
2023	9
$987

Accounting Standards Update 2018-07 "Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting"

Commencing January 1, 2019, the Company adopted ASC Update 2018-07, "Improvements to Nonemployee Share-Based Payment Accounting" (ASU 2018-07), which simplifies the accounting for share-based payments granted to nonemployees for goods and services. Under the ASU, most of the guidance on such payments to nonemployees would be aligned with the requirements for share-based payments granted to employees. The changes became effective for public companies for fiscal years starting after December 15, 2018, including interim periods within that fiscal year.

The adoption of ASU 2018-07 will not have a significant impact on its consolidated financial statements.

Accounting Standards Update 2017-12 "Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities"

Commencing January 1, 2019, the Company adopted ASC Update 2017-12, "Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities. (ASU 2017-12)" ASU 2017-12, amends the hedge accounting recognition and presentation requirements in ASC 815 in order to (1) improve the transparency and understandability of information conveyed to financial statement users about an entity's risk management activities by better aligning the entity's financial reporting for hedging relationships with those risk management activities and (2) reduce the complexity of and simplify the application of hedge accounting by preparers.

ASU 2017-12 eliminates the concept of separately recognizing periodic hedge ineffectiveness for cash flow and net investment hedges. Accordingly, the impact of both the effective and ineffective components of a hedging relationship will be recognized in the same financial reporting period and in the same income statement line item. Also, the guidance in ASU 2017-12 includes certain targeted improvements to existing guidance on quantitative and qualitative assessments of initial and ongoing hedge effectiveness.

The transition guidance in ASU 2017-12 requires an entity to apply the amendments using a modified retrospective approach to hedging relationships that exist as of the date of adoption by recording a cumulative-effect adjustment to the opening balance of retained earnings as of the most recent period presented. Entities must apply the new and modified disclosure requirements prospectively from the date of adoption.

For public business entities, the guidance in ASU 2017-12 became effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years.

Management has determined that based on the current level of the hedging activities of the Company, ASU 2017-12 will not have a significant impact on the results of operations and financial statements.